Schedule of Investments

ARK DIET Q1 Buffer ETF

April 30, 2026 (Unaudited)

Investments		Shares	Value

EXCHANGE - TRADED FUND - 98.7%

Equity Fund - 98.7%
ARK Innovation ETF*†
(Cost $1,519,280)		19,332	$1,466,139
	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS – 13.2%
Puts – Exchange-Traded – 6.7%
ARK Innovation ETF
Expiration: 12/31/26; Exercise Price: $76.92	96	738,432	99,951

Calls – Exchange-Traded – 6.5%
ARK Innovation ETF
Expiration: 12/31/26; Exercise Price: $80.77	121	977,317	97,040

Total PURCHASED OPTIONS (Cost $250,823)			196,991

MONEY MARKET FUND–0.7%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.54% (a)
(Cost $10,153)		10,153	10,153
Total Investments–112.6%
(Cost $1,780,256)			1,673,283
Liabilities in Excess of Other Assets–(12.6)%			(186,951)
Net Assets–100.0%			$1,486,332

	Number of Contracts	Notional Amount	Value
Written Option – (12.6)%

Calls – Exchange-Traded – (12.6)%
ARK Innovation ETF
Expiration: 12/31/26; Exercise Price: $76.92
(Cost $(277,504))	(194)	(1,492,248)	(186,995)

†	Affiliated security
*	Non-income producing security
(a)	Rate shown represents annualized 7-day yield as of April 30, 2026.

Schedule of Investments (continued)

ARK DIET Q1 Buffer ETF

April 30, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 12/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026(a)
Exchange - Traded Fund — 98.6%
Equity Fund — 98.6%
ARK Innovation ETF
–	2,046,788	(519,033)	(8,475)	(53,141)	–	–	–	19,332	1,466,139
$–	$2,046,788	$(519,033)	$(8,475)	$(53,141)	$–	$–	$–	19,332	$1,466,139

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of April 30, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2026, based upon the three levels defined above:

ARK DIET Q1 Buffer ETF	Level 1	Level 2	Level 3	Total
Assets
Exchange - Traded Fund	$1,466,139	$–	$–	$1,466,139
Purchased Options	–	196,991	–	196,991
Money Market Fund	10,153	–	–	10,153
Total	$1,476,292	$196,991	$–	$1,673,283

Liabilities
Written Option	–	(186,995)	–	(186,995)
Total	$–	$(186,995)	$–	$(186,995)